Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits [Abstract]
Summary Of Changes In Benefit Obligations

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Benefit obligation at beginning of period	$ 6,747	$ 5,649	$ 6,641
Changes in benefit obligations:
Service costs	385	378	491
Interest cost	186	231	312
Benefits paid	(253)	(133)	(72)
Actuarial (gain)/loss	(945)	622	(1,723)
Benefit obligation at end of period	$ 6,120	$ 6,747	$ 5,649
Fair value of plan assets at end of period	$ -	$ -	$ -
Funded status	$ (6,120)	$ (6,747)	$ (5,649)

Classification Of Net Amounts Recognized For Postretirement Benefits

	December 31,
	2013	2012
	(in thousands)
Current liability—postretirement benefits	$ (334)	$ (227)
Non-current liability—postretirement benefits	(5,786)	(6,520)
Net amount recognized	$ (6,120)	$ (6,747)

Amounts Recognized In Accumulated Other Comprehensive Income

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$ 1,431	$ 2,348	$ 625
Actuarial gain (loss)	945	(622)	1,723
Amortization of net actuarial gain	(145)	(295)	-
Net actuarial gain	$ 2,231	$ 1,431	$ 2,348

Weighted Average Assumptions Used To Determine Benefit Obligations

	December 31,
	2013	2012
Weighted Average assumptions used to determine benefit obligations:
Discount rate	3.96%	2.80%
Expected return on plan assets	n/a	n/a

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost

	Year Ended December 31,
	2013	2012	2011
Weighted Average assumptions used to determine periodic benefit cost:
Discount rate	2.80%	4.15%	4.75%
Expected return on plan assets	n/a	n/a	n/a
Rate of compensation increase	n/a	n/a	n/a

Components Of Net Periodic Benefit Cost

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Service costs	$ 385	$ 378	$ 491
Interest cost	186	231	312
Amortization of (gain)	(145)	(295)	-
Benefit cost	$ 426	$ 314	$ 803

Amounts Expected To Be Amortized From Accumulated Other Comprehensive Income Into Net Periodic Benefit Cost

(in thousands)
Net actuarial gain	$ 367

Expected Future Benefit Payments

Period	(in thousands)
2014	$ 334
2015	397
2016	538
2017	602
2018	659
2019-2023	$ 4,337

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	One-Percentage	One-Percentage
	Point Increase	Point Decrease
(in thousands)
Effect on total service and interest cost components	$ 58	$ (52)
Effect on postretirement benefit obligation	$ 467	$ (433)

Schedule Of Expense Under Defined Contribution Savings Plans

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
401(k) plan expense	$ 2,243	$ 2,322	$ 2,245